Unrecognized Tax Benefits (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Tax Contingency [Line Items]
Balance at beginning of year	¥ 1,352	¥ 1,418	¥ 1,484
Increase for tax positions of previous years	(9)	84	84
Increase for tax positions of current year	28	0	0
Settlements	0	0	(58)
Lapse of the applicable statute of limitations	(246)	(274)	(248)
Translation adjustments	160	124	156
Balance at end of year	¥ 1,285	¥ 1,352	¥ 1,418